Document And Entity Information	Dec. 05, 2024
Document Information Line Items
Entity Registrant Name	HOOKER FURNISHINGS CORPORATION
Trading Symbol	HOFT
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001077688
Document Period End Date	Dec. 05, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	VA
Entity File Number	000-25349
Entity Tax Identification Number	54-0251350
Entity Address, Address Line One	440 East Commonwealth Boulevard
Entity Address, City or Town	Martinsville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24112
City Area Code	(276)
Local Phone Number	632-2133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Security Exchange Name	NASDAQ